Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
SoEasy	An associate of Sohu, over which Sohu has significant influence

Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2014	2015	2016
Services provided by Sohu
Sales and marketing services provided by Sohu	$10,401	$2,651	$1,039
Interest expense on matching loans	—	1,234	3,065

Services provided to Sohu
Interest income on matching loans	$—	$4,925	$9,799
Interest income on loan between Changyou and Sohu	—	—	207

	For the year ended December 31, (in thousands)
Transactions with SoEasy	2014	2015	2016
Services provided by SoEasy
Interest expense on matching loans	$—	$106	$662

Services provided to SoEasy
Interest income on matching loans	$—	$435	$1,244

Due to Related Parties

	As of December 31, (in thousands)
	2015	2016
Due to Sohu (matching loans from Sohu)	$171,234	$350,000
Due to SoEasy (matching loans from SoEasy)	13,005	28,678

Due from and Prepayment to Related Parties

	As of December 31, (in thousands)
	2015	2016
Due from Sohu (matching loans)	$161,834	$318,207
Due from Sohu (loans between Changyou and Sohu)	—	72,281
Due from SoEasy (matching loans)	12,740	29,019